A N N U A L R E P O R T

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

December 31, 2023

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF NET ASSETS

December 31, 2023

	Goldman Sachs VIT Government Money Market	Delaware VIP Fund for Income	Delaware VIP Growth & Income	Delaware VIP International
Assets:

Investments at fair value	$3,753,104	$11,384,070	$46,788,969	$10,853,115

Total assets	$3,753,104	$11,384,070	$46,788,969	$10,853,115

Total net assets	$3,753,104	$11,384,070	$46,788,969	$10,853,115

Units outstanding	341,708	473,375	971,916	408,600

Investment shares held	3,753,104	2,014,879	1,459,419	647,947

Investments at cost	$3,753,104	$12,463,638	$43,384,086	$11,963,722

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Variable Annuity Fund D	$10.983	341,708	$24.049	473,375	$48.141	971,916	$26.562	408,600

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF NET ASSETS

December 31, 2023

(Continued)

	Delaware VIP Growth Equity	Delaware VIP Investment Grade	Delaware VIP Limited Duration Bond	Delaware VIP Opportunity
Assets:

Investments at fair value	$15,448,297	$7,127,463	$3,917,984	$11,385,934

Total assets	$15,448,297	$7,127,463	$3,917,984	$11,385,934

Total net assets	$15,448,297	$7,127,463	$3,917,984	$11,385,934

Units outstanding	453,965	336,768	419,743	463,428

Investment shares held	949,496	812,710	429,604	653,238

Investments at cost	$14,790,452	$8,388,509	$4,001,003	$9,872,216

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Variable Annuity Fund D	$34.030	453,965	$21.164	336,768	$9.334	419,743	$24.569	463,428

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENT OF NET ASSETS

December 31, 2023

(Continued)

	Delaware VIP Total Return	Delaware VIP Small Cap Value(a)	Delaware VIP Equity Income(b)	Delaware VIP Special Situations(b)
Assets:

Investments at fair value	$11,743,753	$12,802,363	$-	$-

Total assets	$11,743,753	$12,802,363	$-	$-

Total net assets	$11,743,753	$12,802,363	$-	$-

Units outstanding	731,450	1,117,049	-	-

Investment shares held	940,252	333,482	-	-

Investments at cost	$11,256,009	$11,178,225	$-	$-

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Variable Annuity Fund D	$16.055	731,450	$11.461	1,117,049	$-	-	$-	-

(a)	Addition. See Note 2.

(b)	Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF OPERATIONS

For the year ended December 31, 2023

	Goldman Sachs VIT Government Money Market	Delaware VIP Fund for Income	Delaware VIP Growth & Income	Delaware VIP International
Income:

Dividends	$197,785	$764,444	$939,155	$172,323
Expenses:
Mortality and administrative expenses	56,706	172,100	612,176	168,790

Net investment income (loss)	141,079	592,344	326,979	3,533

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(802,236)	(839,179)	(650,444)
Realized gain distributions	-	-	1,632,313	-

Realized gain (loss)	-	(802,236)	793,134	(650,444)

Change in unrealized appreciation (depreciation) during the year	-	1,541,756	3,732,316	2,154,931

Net increase (decrease) in net assets from operations	$141,079	$1,331,864	$4,852,429	$1,508,020

	Delaware VIP Growth Equity	Delaware VIP Investment Grade	Delaware VIP Limited Duration Bond	Delaware VIP Opportunity
Income:
Dividends	$16,984	$352,843	$120,072	$81,234
Expenses:
Mortality and administrative expenses	229,176	114,161	61,723	175,454

Net investment income (loss)	(212,192)	238,682	58,349	(94,220)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	796,240	(888,284)	(103,752)	644,848
Realized gain distributions	4,243,189	-	-	987,965

Realized gain (loss)	5,039,429	(888,284)	(103,752)	1,632,813

Change in unrealized appreciation (depreciation) during the year	255,494	1,094,683	202,467	118,420

Net increase (decrease) in net assets from operations	$5,082,731	$445,081	$157,064	$1,657,013

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF OPERATIONS

For the year ended December 31, 2023

(Continued)

	Delaware VIP Total Return	Delaware VIP Small Cap Value(a)	Delaware VIP Equity Income(b)	Delaware VIP Special Situations(b)
Income:
Dividends	$314,350	$-	$600,515	$179,408
Expenses:
Mortality and administrative expenses	191,010	118,376	77,117	69,050

Net investment income (loss)	123,340	(118,376)	523,398	110,358

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(128,594)	82,940	(1,250,212)	(1,047,756)
Realized gain distributions	62,870	-	1,294,245	1,208,162

Realized gain (loss)	(65,724)	82,940	44,033	160,406

Change in unrealized appreciation (depreciation) during the year	1,295,695	1,624,138	(936,262)	(903,642)

Net increase (decrease) in net assets from operations	$1,353,311	$1,588,702	$(368,831)	$(632,878)

(a)	Addition. See Note 2.

(b)	Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2023 and 2022

	Goldman Sachs VIT Government Money Market		Delaware VIP Fund for Income
	2023	2022	2023	2022
Increase (decrease) in net assets from operations:

Net investment income (loss)	$141,079	$4,814	$592,344	$680,289

Realized gain distributions	-	-	-	242,628

Realized gains (losses)	-	-	(802,236)	(517,283)

Unrealized appreciation (depreciation) during the year	-	-	1,541,756	(2,632,099)

Net increase (decrease) in net assets from operations	141,079	4,814	1,331,864	(2,226,465)

Contract transactions:

Net insurance premiums from contract owners	1,100	1,200	3,517	3,617

Transfers between subaccounts	132,607	332,094	(81,142)	(62,309)

Transfers for contract benefits and terminations	(940,676)	(916,338)	(3,551,632)	(2,919,590)

Contract maintenance charges	(1,556)	(2,021)	(4,125)	(4,888)

Net increase (decrease) in net assets resulting from contract transactions	(808,525)	(585,065)	(3,633,382)	(2,983,170)

Total increase (decrease) in net assets	(667,446)	(580,251)	(2,301,518)	(5,209,635)

Net assets at beginning of period	4,420,550	5,000,801	13,685,588	18,895,223

Net assets at end of period	$3,753,104	$4,420,550	$11,384,070	$13,685,588

	Delaware VIP Growth & Income		Delaware VIP International
	2023	2022	2023	2022
Increase (decrease) in net assets from operations:

Net investment income (loss)	$326,979	$395,439	$3,533	$15,979

Realized gain distributions	1,632,313	4,252,021	-	1,223,937

Realized gains (losses)	(839,179)	(199,275)	(650,444)	(498,888)

Unrealized appreciation (depreciation) during the year	3,732,316	(3,832,541)	2,154,931	(4,057,303)

Net increase (decrease) in net assets from operations	4,852,429	615,644	1,508,020	(3,316,275)

Contract transactions:

Net insurance premiums from contract owners	10,368	27,938	2,609	16,248

Transfers between subaccounts	15,566,100	(1,402,823)	(426,328)	565,825

Transfers for contract benefits and terminations	(12,163,551)	(8,531,926)	(3,365,855)	(2,682,210)

Contract maintenance charges	(18,831)	(17,420)	(4,322)	(4,890)

Net increase (decrease) in net assets resulting from contract transactions	3,394,086	(9,924,231)	(3,793,896)	(2,105,027)

Total increase (decrease) in net assets	8,246,515	(9,308,587)	(2,285,876)	(5,421,302)

Net assets at beginning of period	38,542,454	47,851,041	13,138,991	18,560,293

Net assets at end of period	$46,788,969	$38,542,454	$10,853,115	$13,138,991

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2023 and 2022

(Continued)

	Delaware VIP Growth Equity		Delaware VIP Investment Grade
	2023	2022	2023	2022
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(212,192)	$(270,744)	$238,682	$258,781

Realized gain distributions	4,243,189	3,856,920	-	173,378

Realized gains (losses)	796,240	1,333,841	(888,284)	(419,664)

Unrealized appreciation (depreciation) during the year	255,494	(11,851,244)	1,094,683	(2,432,962)

Net increase (decrease) in net assets from operations	5,082,731	(6,931,227)	445,081	(2,420,467)

Contract transactions:

Net insurance premiums from contract owners	3,050	7,468	85	10,678

Transfers between subaccounts	(541,170)	1,193,514	414,853	300,934

Transfers for contract benefits and terminations	(5,299,456)	(4,510,122)	(3,300,592)	(2,207,114)

Contract maintenance charges	(5,165)	(5,448)	(3,438)	(4,201)

Net increase (decrease) in net assets resulting from contract transactions	(5,842,741)	(3,314,588)	(2,889,092)	(1,899,703)

Total increase (decrease) in net assets	(760,010)	(10,245,815)	(2,444,011)	(4,320,170)

Net assets at beginning of period	16,208,307	26,454,122	9,571,474	13,891,644

Net assets at end of period	$15,448,297	$16,208,307	$7,127,463	$9,571,474

	Delaware VIP Limited Duration Bond		Delaware VIP Opportunity
	2023	2022	2023	2022
Increase (decrease) in net assets from operations:

Net investment income (loss)	$58,349	$42,082	$(94,220)	$(191,097)

Realized gain distributions	-	-	987,965	1,288,843

Realized gains (losses)	(103,752)	(101,545)	644,848	768,337

Unrealized appreciation (depreciation) during the year	202,467	(305,133)	118,420	(4,777,961)

Net increase (decrease) in net assets from operations	157,064	(364,596)	1,657,013	(2,911,878)

Contract transactions:

Net insurance premiums from contract owners	468	468	2,267	3,760

Transfers between subaccounts	581,413	(473,505)	376,499	276,660

Transfers for contract benefits and terminations	(1,631,584)	(1,555,891)	(4,838,508)	(3,770,892)

Contract maintenance charges	(1,871)	(2,396)	(4,406)	(5,165)

Net increase (decrease) in net assets resulting from contract transactions	(1,051,574)	(2,031,324)	(4,464,148)	(3,495,637)

Total increase (decrease) in net assets	(894,510)	(2,395,920)	(2,807,135)	(6,407,515)

Net assets at beginning of period	4,812,494	7,208,414	14,193,069	20,600,584

Net assets at end of period	$3,917,984	$4,812,494	$11,385,934	$14,193,069

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2023 and 2022

(Continued)

	Delaware VIP Total Return		Delaware VIP Small Cap Value(a)
	2023	2022	2023
Increase (decrease) in net assets from operations:

Net investment income (loss)	$123,340	$150,721	$(118,376)

Realized gain distributions	62,870	1,805,648	-

Realized gains (losses)	(128,594)	124,421	82,940

Unrealized appreciation (depreciation) during the year	1,295,695	(4,676,791)	1,624,138

Net increase (decrease) in net assets from operations	1,353,311	(2,596,001)	1,588,702

Contract transactions:

Net insurance premiums from contract owners	707	707	1,578

Transfers between subaccounts	203,558	(221,199)	13,332,241

Transfers for contract benefits and terminations	(5,711,369)	(4,791,672)	(2,116,899)

Contract maintenance charges	(5,794)	(6,697)	(3,259)

Net increase (decrease) in net assets resulting from contract transactions	(5,512,898)	(5,018,861)	11,213,661

Total increase (decrease) in net assets	(4,159,587)	(7,614,862)	12,802,363

Net assets at beginning of period	15,903,340	23,518,202	-

Net assets at end of period	$11,743,753	$15,903,340	$12,802,363

	Delaware VIP Equity Income(b)		Delaware VIP Special Situations(b)
	2023	2022	2023	2022
Increase (decrease) in net assets from operations:

Net investment income (loss)	$523,398	$185,538	$110,358	$(119,563)

Realized gain distributions	1,294,245	2,308,630	1,208,162	953,235

Realized gains (losses)	(1,250,212)	421,390	(1,047,756)	541,666

Unrealized appreciation (depreciation) during the year	(936,262)	(2,627,436)	(903,642)	(4,062,153)

Net increase (decrease) in net assets from operations	(368,831)	288,122	(632,878)	(2,686,815)

Contract transactions:

Net insurance premiums from contract owners	733	20,021	1,605	6,933

Transfers between subaccounts	(15,902,591) (514,253)		(13,699,134)	(90,335)

Transfers for contract benefits and terminations	(1,585,934)	(4,289,164)	(1,007,115)	(3,461,680)

Contract maintenance charges	(2,012)	(7,045)	(1,915)	(6,552)

Net increase (decrease) in net assets resulting from contract transactions	(17,489,804)	(4,790,441)	(14,706,559)	(3,551,634)

Total increase (decrease) in net assets	(17,858,635)	(4,502,319)	(15,339,437)	(6,238,449)

Net assets at beginning of period	17,858,635	22,360,954	15,339,437	21,577,886

Net assets at end of period	$-	$17,858,635	$-	$15,339,437

(a)	Addition. See Note 2.

(b)	Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 1—Organization

First Investors Life Variable Annuity Fund D (“Separate Account D”, the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY, domiciled in the State of New York, is a wholly-owned subsidiary of the Nassau Companies of New York (“NCNY” or the “Parent”) and an indirect subsidiary of Nassau Financial Group, L.P. (“Nassau”). Nassau is a financial services company providing life insurance and annuities, reinsurance and asset management.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Goldman Sachs VIT Government Money Market Fund

Delaware VIP Fund Series portfolios:

Fund for Income, Growth & Income, International, Growth Equity, Investment Grade, Limited Duration Bond, Opportunity, Total Return, and Small Cap Value.

NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ( SEC ). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities.

Note 2—Additions, Mergers, Liquidations and Name Changes

A. Additions

Delaware VIP Small Cap Value Series as of April 28, 2023.

B. Mergers

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Delaware VIP Equity Income Series merged with Delaware VIP Growth and Income Series as of April 28, 2023.

Delaware VIP Special Situation Series merged with Delaware VIP Small Cap Value Series as of April 28, 2023.

C. Liquidations

There were no Liquidations in 2022 or 2023.

D. Name Changes

There were no name changes in 2022 or 2023.

Note 3—Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ( “NAV” ) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 3—Significant Accounting Policies (Continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as the possibility for elevated mortality rates and market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the Funds at the end of each New York Stock Exchange business day, as determined by the Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 4—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Cost of Purchases	Proceed from Sales

Goldman Sachs VIT Government Money Market	$466,177	$(1,133,623)

Delaware VIP Fund for Income	1,037,537	(4,078,575)

Delaware VIP Growth & Income	20,059,757	(30,378,540)

Delaware VIP International	371,882	(4,162,245)

Delaware VIP Growth Equity	4,711,997	(6,523,741)

Delaware VIP Investment Grade	666,418	(3,316,828)

Delaware VIP Limited Duration Bond	756,817	(1,750,042)

Delaware VIP Opportunity	1,365,482	(4,935,885)

Delaware VIP Total Return	576,256	(5,902,944)

Delaware VIP Small Cap Value(a)	13,276,188	(2,180,903)

Delaware VIP Equity Income (b)	1,932,299	(17,604,460)

Delaware VIP Special Situations (b)	1,413,851	(14,801,890)

(a)	Addition. See Note 2.

(b)	Merger. See Note 2.

Note 5—Related Party Transactions and Charges and Deductions

Related Party Transactions

NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and administrative expense” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:

A. Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges of $30 ($35 for First Choice Bonus Annuity contracts) from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

Contract Surrender Charge - These Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge ( “CDSC” ) of the value of the Accumulation Units surrendered. These expenses are included in a separate line item “Transfers for contract benefits and terminations” in the accompanying statements of operations.

First Choice Bonus		Tax Tamer II
CDSC Charges	Length of Time	CDSC Charges	Length of Time
8%	1 or less	n/a	n/a
8%	1	n/a	n/a

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 5—Related Party Transactions and Charges and Deductions (Continued)

First Choice Bonus		Tax Tamer II
CDSC Charges	Length of Time	CDSC Charges	Length of Time
8%	2	7%	<1
8%	3	6%	1-2
7%	4	5%	2-3
6%	5	4%	3-4
5%	6	3%	4-5
3%	7	2%	5-6
1%	8	1%	6-7
0%	9 or more	0%	>7

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Maintenance charges and mortality adjustments” in the accompanying statements of changes in net assets.

B. Daily M&E and Administrative Fees

As mentioned above, these fees are typically deducted daily from policy value allocated to the variable subaccounts. These expenses are included in a separate line item “Mortality and administrative expense” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY deducts an amount equal on an annual basis to 1.40% of the daily net asset value of the Separate Account.

NNY may deduct other charges depending on the policy terms.

Note 6—Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	For the period ended December 31, 2023			For the period ended December 31, 2022

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Goldman Sachs VIT Government Money Market	26,486	(101,639)	(75,153)	54,181	(109,673)	(55,492)
Delaware VIP Fund for Income	14,119	(176,347)	(162,228)	8,777	(142,739)	(133,962)
Delaware VIP Growth & Income	367,234	(280,322)	86,912	2,688	(239,301)	(236,613)
Delaware VIP International	9,459	(154,849)	(145,390)	20,436	(104,326)	(83,890)
Delaware VIP Growth Equity	17,102	(213,161)	(196,059)	35,907	(153,733)	(117,826)
Delaware VIP Investment Grade	16,545	(159,443)	(142,898)	15,461	(105,106)	(89,645)
Delaware VIP Limited Duration Bond	71,551	(187,054)	(115,503)	20,614	(242,798)	(222,184)
Delaware VIP Opportunity	15,420	(214,436)	(199,016)	18,734	(174,661)	(155,927)
Delaware VIP Total Return	15,839	(384,487)	(368,648)	13,350	(347,972)	(334,622)
Delaware VIP Small Cap Value(a)	1,317,722	(200,673)	1,117,049	-	-	-
Delaware VIP Equity Income(b)	1,232	(488,067)	(486,835)	7,819	(142,973)	(135,154)
Delaware VIP Special Situations(b)	1,015	(476,181)	(475,166)	4,256	(108,217)	(103,961)

(a)	Addition. See Note 2.

(b)	Merger. See Note 2.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 7—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2023, 2022, 2021, 2020, and 2019 follows:

	At December 31,			For the periods ended December 31,
	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Goldman Sachs VIT Government Money Market

2023	342	10.983	3,753	4.92%	1.40%	3.58%

2022	417	10.604	4,421	1.51%	1.40%	0.16%

2021	472	10.587	5,001	0.01%	1.40%	(1.39%)

2020	560	10.737	6,016	0.17%	1.40%	(1.23%)

2019	230	10.870	2,517	1.22%	1.40%	(0.06%)

Delaware VIP Fund for Income

2023	473	24.049	11,384	6.26%	1.40%	11.69%

2022	636	21.532	13,686	5.76%	1.40%	(12.31%)

2021	770	24.553	18,895	5.16%	1.40%	3.41%

2020	842	23.743	19,999	5.96%	1.40%	6.44%

2019	1,019	22.306	22,741	5.18%	1.40%	11.21%

Delaware VIP Growth & Income

2023	972	48.141	46,789	2.16%	1.40%	10.54%

2022	885	43.550	38,542	2.35%	1.40%	2.08%

2021	1,122	42.662	47,851	1.85%	1.40%	20.49%

2020	1,345	35.407	47,664	2.07%	1.40%	(1.85%)

2019	1,617	36.075	58,340	1.61%	1.40%	23.85%

Delaware VIP International

2023	409	26.562	10,853	1.44%	1.40%	11.99%

2022	554	23.717	13,139	1.52%	1.40%	(18.49%)

2021	638	29.097	18,560	0.98%	1.40%	5.37%

2020	711	27.614	19,653	-	1.40%	5.67%

2019	838	26.133	21,907	0.78%	1.40%	23.17%

Delaware VIP Growth Equity

2023	454	34.030	15,448	0.10%	1.40%	36.47%

2022	650	24.935	16,208	-	1.40%	(27.62%)

2021	768	34.452	26,454	0.03%	1.40%	37.29%

2020	878	25.095	22,042	0.42%	1.40%	27.69%

2019	1,036	19.653	20,360	0.30%	1.40%	22.62%

Delaware VIP Investment Grade

2023	337	21.164	7,127	4.36%	1.40%	6.06%

2022	480	19.954	9,571	3.74%	1.40%	(18.22%)

2021	569	24.401	13,892	3.08%	1.40%	(2.11%)

2020	638	24.927	15,909	3.62%	1.40%	10.35%

2019	754	22.589	17,048	3.84%	1.40%	11.06%

Delaware VIP Limited Duration Bond

2023	420	9.334	3,918	2.74%	1.40%	3.82%

2022	535	8.991	4,812	2.13%	1.40%	(5.52%)

2021	757	9.517	7,208	2.15%	1.40%	(2.07%)

2020	859	9.718	8,358	2.80%	1.40%	2.34%

2019	1,002	9.495	9,523	0.65%	1.40%	2.64%

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 7—Financial Highlights (Continued)

	At December 31,			For the periods ended December 31,
	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Delaware VIP Opportunity

2023	463	24.569	11,386	0.65%	1.40%	14.67%

2022	662	21.425	14,193	0.23%	1.40%	(14.89%)

2021	818	25.173	20,601	1.19%	1.40%	21.40%

2020	987	20.735	20,466	0.69%	1.40%	9.26%

2019	1,129	18.978	21,420	1.23%	1.40%	28.30%

Delaware VIP Total Return

2023	731	16.055	11,744	2.32%	1.40%	11.06%

2022	1,100	14.456	15,903	2.22%	1.40%	(11.81%)

2021	1,435	16.392	23,518	2.26%	1.40%	14.74%

2020	1,660	14.287	23,717	2.14%	1.40%	(0.50%)

2019	1,847	14.358	26,527	1.91%	1.40%	17.23%

Delaware VIP Small Cap Value

2023(a)	1,117	11.461	12,802	-	1.40%	13.45%

Delaware VIP Equity Income

2023(b)	-	-	-	3.64%	1.40%	(2.12%)

2022	487	36.682	17,859	2.37%	1.40%	2.04%

2021	622	35.951	22,361	1.82%	1.40%	20.49%

2020	786	29.837	23,468	2.59%	1.40%	(1.72%)

2019	967	30.358	29,358	3.02%	1.40%	21.00%

Delaware VIP Special Situations

2023(b)	-	-	-	1.21%	1.40%	(4.69%)

2022	475	32.281	15,339	0.72%	1.40%	(13.36%)

2021	579	37.259	21,578	0.88%	1.40%	32.41%

2020	713	28.140	20,079	1.69%	1.40%	(3.22%)

2019	826	29.075	24,019	0.70%	1.40%	18.68%

(a)	Addition. See Note 2.

(b)	Merger. See Note 2.

1

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

2

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3

These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

Note 8—Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of First Investors Life Variable Annuity Fund D:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise First Investors Life Variable Annuity Fund D (the Separate Account) as of December 31, 2023, the related statement of operations for the year then ended (or for the period indicated in the Appendix), statements of changes in net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the related notes including the financial highlights in Note 7 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of their operations for the year then ended (or for the period indicated in the Appendix), the changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts companies since 2015.

Hartford, Connecticut

April 17, 2024

Appendix

Unless noted otherwise, statements of operations for the year ended December 31, 2023 and statements of changes in net assets for each of the years in the two-year period ended December 31, 2023.

Goldman Sachs VIT Government Money Market Fund

Delaware VIP Fund for Income

Delaware VIP Growth & Income

Delaware VIP International

Delaware VIP Growth Equity

Delaware VIP Investment Grade

Delaware VIP Limited Duration Bond

Delaware VIP Opportunity

Delaware VIP Total Return

Delaware VIP Small Cap Value (2)

Delaware VIP Equity Income (1)

Delaware VIP Special Situations (1)

(1) Statements of operations for the period January 1, 2023 to April 28, 2023 (merger date) and the statement of changes for the period January 1, 2023 to April 28, 2023 (merger date) and for the year ended December 31, 2022.

(2) Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) to December 31, 2023.

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, Suite 1600

Hartford, CT 06103

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2023 The Nassau Companies of New York	12-23